Related party transactions	12 Months Ended
Mar. 31, 2012
Related party transactions
21	Related party transactions

For the years presented, the principal related party transactions and amounts due to related party are summarized as follows:

		Year ended March 31,
	Note	2010	2011	2012	2012
		RMB	RMB	RMB	US$

Rental of properties	(i)	1,602	1,440	1,440	228
Service fee	(ii)	552	-	-	-

		March 31,
	Note	2011	2012	2012
		RMB	RMB	US$

Current liabilities
Amounts due to related party	(i)	360	360	57

Notes:

(i)	During the years ended March 31, 2010, 2011 and 2012, Beijing Jingjing Medical Equipment Co., Ltd. (“Beijing Jingjing”), a subsidiary of a non-controlling shareholder leased a property to the Group under an operating lease. The monthly rental was RMB174 and renewed at a monthly rental of RMB120 (US$19) effective from July 2009. The lease runs for a period of 5.5 years expiring in December 2014 and does not include contingent rentals.

(ii)	During the year ended March 31, 2010, Golden Meditech Holdings Limited, a shareholder, provided administrative services to the Group, at a monthly service fee of RMB184 during the three month period ended June 30, 2009.